UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                            FORM 13F - NT Cover Page

Report for the Calendar Year or Quarter Ended: March 30, 2001

Check here if Amendment [  ];       Amendment Number:______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Merrill Lynch Trust Company, a New Jersey Trust Company
Address:          800 Scudders Mill Road
                  Plainsboro, New Jersey 08536

13F File Number: 028-05439

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean Gray
Title:   Vice President, Chief Compliance Officer of Regulatory Compliance
Phone:   (732) 627-7589
Signature, Place, and Date of Signing:


/s/ Sean Gray
------------------------------------------
Sean Gray
Signature

Somerset, New Jersey
May 12, 2001

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.

[X]      13F NOTICE.

[  ]     13F COMBINATION REPORT.